Warrants - Schedule of Private Warrants Outstanding (Details) - Private Placement Warrants [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Private Warrants Outstanding [Line Items]
Number of shares	1,843	4,342
Series A [Member]
Schedule of Private Warrants Outstanding [Line Items]
Issued Date	January 2013	January 2013
Exercise Price	$ 63.36	$ 63.36
Number of shares	631	631
Expiration Date	January 2028	January 2028
Series B [Member]
Schedule of Private Warrants Outstanding [Line Items]
Issued Date	June 2015	June 2015
Exercise Price	$ 229.99	$ 229.98
Number of shares	434	434
Expiration Date	June 2030	June 2030
Series E [Member]
Schedule of Private Warrants Outstanding [Line Items]
Issued Date	July 2022	July 2022
Exercise Price	$ 1,284.95	$ 1,284.95
Number of shares	778	778
Expiration Date	July 2029	July 2029
Series C [Member]
Schedule of Private Warrants Outstanding [Line Items]
Issued Date		July 2017
Exercise Price		$ 574.55
Number of shares		293
Expiration Date		July 2024
Series D [Member]
Schedule of Private Warrants Outstanding [Line Items]
Issued Date		September 2017
Exercise Price		$ 1,087.8
Number of shares		2,206
Expiration Date		September 2024